UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001757886

RMF Buyout Issuance Trust 2020-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Richard Jensen, (973) 542-7033

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G/A. Please see the Exhibit Index for the related information.

Explanatory Note

This Form ABS-15G/A amends the Form ABS-15G filed by RMF Asset Funding LLC on January 8, 2020, File Number 025-04201 (the “Original Filing”) and is being filed solely to replace the reports attached to the Original Filing as Exhibit 99.1—Reverse Mortgage Funding LLC—RBIT 2020-1 Due Diligence Review (the “Executive Summary”), Exhibit 99.25—Schedule 23—Foreclosure and Bankruptcy Fees (the “Foreclosure Fee Schedule”) and Exhibit 99.26—Schedule 24—Property Preservation Fees (the “Preservation Fee Schedule”). The Executive Summary is being replaced to correct the sample size of mortgage loans for which advanced foreclosure and bankruptcy attorneys’ fees were reviewed in Section 5.a. and to correct the sample size of mortgage loans for which advanced property preservation fees were reviewed in Section 5.b.; the Foreclosure Fee Schedule is being replaced to reflect a correction to the sample size of mortgage loans for which advanced foreclosure and bankruptcy attorneys’ fees were reviewed; and the Preservation Fee Schedule is being replaced to reflect a correction to the sample size of mortgage loans for which advanced property preservation fees were reviewed. Each of the Executive Summary, the Foreclosure Fee Schedule and the Preservation Fee Schedule is hereby replaced in its entirety by the reports filed as Exhibit 99.1 through Exhibit 99.30 to this Form ABS-15G/A.

EXHIBIT INDEX

99.1	Narrative
99.2	Schedule Index
99.3	Schedule 1 - Exception Summary
99.4	Schedule 2 - Data Integrity - MIP Rate
99.5	Schedule 3 - Data Integrity - Current UPB
99.6	Schedule 4 - Data Integrity - Current Interest Rate
99.7	Schedule 5 - Data Integrity - Marketable Title Date
99.8	Schedule 6 - Data Integrity - Loan Status
99.9	Schedule 7 - Data Integrity - Maximum Claim Amount
99.10	Schedule 8 - Data Integrity - Called Due Date
99.11	Schedule 9 - Data Integrity - UPB at Called Due Date
99.12	Schedule 10 - Data Integrity - Original Note Rate
99.13	Schedule 11 - Data Integrity - Margin (for adjustable rate loans)
99.14	Schedule 12 - Data Integrity - Index (for adjustable rate loans)
99.15	Schedule 13 - Data Integrity - Debenture Interest Rate
99.16	Schedule 14 - Data Integrity - Foreclosure First Legal Date
99.17	Schedule 15 - Data Integrity - Closing Date
99.18	Schedule 16 - Data Integrity - Amortization Type
99.19	Schedule 17 - Data Integrity - FHA Case Number
99.20	Schedule 18 - Data Integrity - Original Principal Limit
99.21	Schedule 19 - FHA Insurance
99.22	Schedule 20 - Valuation Integrity
99.23	Schedule 21 - Property Inspections
99.24	Schedule 22 - Borrower's Age
99.25	Schedule 23 - Foreclosure and Bankruptcy Fees
99.26	Schedule 24 - Property Preservation Fees
99.27	Schedule 25 - Tax and Insurance Invoice Integrity
99.28	Schedule 26 - Corporate Invoice Integrity
99.29	Schedule 27 - Lien Order Alerts
99.30	Schedule 28 - BPO Ordered

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RMF Asset funding llc (Depositor)

Date:January 10, 2020	By:	/s/Richard Jensen
	Name:	Richard Jensen
	Title:	Secretary